Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Recent Accounting Pronouncements	RECENT ACCOUNTING PRONOUNCEMENTS
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The guidance was effective January 1, 2020, with early adoption permitted. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. This recently issued accounting pronouncement did not materially impact the Company.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the
Disclosure Requirements for Fair Value Measurement. This update removes, modifies and adds specific disclosure requirements in relation to fair value measurement with the aim of improving the effectiveness of disclosures to the financial statements. The amendments in this update are effective for the Company for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The standard update did not materially impact the consolidated financial statements on adoption or as of December 31, 2020.

In March 2020, the FASB issued ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this update are elective and apply to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of the reference rate reform. The amendments in this update are effective for all entities as of March 12, 2020 through December 31, 2022. We are currently evaluating the impact of electing the expedients and exceptions for applying GAAP provided by the update on our consolidated financial statements.
In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, which includes amendments related to the estimate of equity method losses. In November 2018, the FASB issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, which clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. Based on the Company's evaluation, these standard updates have not materially impacted its consolidated financial statements on adoption or as of December 31, 2020.
The Company has reviewed all other recent issued accounting pronouncements and has not identified other standards that would have a material impact on the Company's current accounting policies.